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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];     Amendment Number: ___________

This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.

Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                          Arlington, TX   July 31, 2006
------------------------------------   [City]          [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        35
Form 13F Information Table Value Total:   142,306
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                   COLUMN 8
                                                           COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
          COLUMN 1                 COLUMN 2       COLUMN 3 -------- ------------------- ---------- --------    VOTING AUTHORITY
       --------------        ------------------- ---------   VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        ------------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Applied Materials            COMMON              038222105    7,163    440,000 SH       SOLE       N/A         440,000
Aramark                      COMMON CL B         038521100    3,576    108,000 SH       SOLE       N/A         108,000
Blockbuster                  COMMON CL A         093679108    5,478  1,100,000 SH       SOLE       N/A       1,100,000
Blockbuster                  COMMON CL B         093679207      675    153,700 SH       SOLE       N/A         153,700
Brocade                      NOTE 2.000% 1/2007  111621AB4   11,457 11,500,000 PRN      SOLE       N/A      11,500,000
Cisco Systems                COMMON              17275R102    5,078    260,000 SH       SOLE       N/A         260,000
Culp Inc                     COMMON              230215105    5,594  1,144,000 SH       SOLE       N/A       1,144,000
Cypress Semiconductor        COMMON              232806109    6,107    420,000 SH       SOLE       N/A         420,000
EMC Corp                     COMMON              268648102   10,860    990,000 SH       SOLE       N/A         990,000
Extreme Networks             NOTE 3.500% 12/2006 30226DAB2    1,478  1,500,000 PRN      SOLE       N/A       1,500,000
Foundry Networks Inc         COMMON              35063R100    4,376    410,500 SH       SOLE       N/A         410,500
Freescale Semiconductor      COMMON CL A         35687M107    1,740     60,000 SH       SOLE       N/A          60,000
Gamestop Corp                COMMON CL B         36467W208    2,674     75,000 SH       SOLE       N/A          75,000
Home Depot Inc               COMMON              437076102    2,326     65,000 SH       SOLE       N/A          65,000
Intel Corp                   COMMON              458140100    1,710     90,000 SH       SOLE       N/A          90,000
International Rectifier Corp NOTE 4.250% 7/2007  460254AE5    3,955  4,000,000 PRN      SOLE       N/A       4,000,000
Liberty Media Holding Corp   CAP COM SER B       53071M302   11,812    141,000 SH       SOLE       N/A         141,000
Liberty Media Holding Corp   INT COM SER A       53071M104    7,594    440,000 SH       SOLE       N/A         440,000
Lincare                      COMMON              532791100    4,276    113,000 SH       SOLE       N/A         113,000
Magma Design Automation      COMMON              559181102    2,940    400,000 SH       SOLE       N/A         400,000
McData Corp                  COMMON CL B         580031102    2,006    545,000 SH       SOLE       N/A         545,000
Meristar Hospitality         NOTE 9.500% 4/2010  58984YAJ2    1,239  1,200,000 PRN      SOLE       N/A       1,200,000
Mills Corp                   COMMON              601148109    1,873     70,000 SH       SOLE       N/A          70,000
Nike Inc                     COMMON CL B         654106103    1,823     22,500 SH       SOLE       N/A          22,500
Novelis Inc                  COMMON              67000X106      829     38,400 SH       SOLE       N/A          38,400
Oracle Corp                  COMMON              68389X105    3,623    250,000 SH       SOLE       N/A         250,000
Radioshack Corp              COMMON              750438103    2,772    198,000 SH       SOLE       N/A         198,000
RTI International Metals     COMMON              74973W107    3,350     60,000 SH       SOLE       N/A          60,000
Sealy Corp                   COMMON              812139301    2,256    170,000 SH       SOLE       N/A         170,000
Spider Trust                 COMMON              78462F103    1,368      3,800     CALL SOLE       N/A           3,800
Staples                      COMMON              855030102    2,557    105,000 SH       SOLE       N/A         105,000
Symantec Corp                COMMON              871503108    6,838    440,000 SH       SOLE       N/A         440,000
Triad Hospitals              COMMON              89579K109    5,066    128,000 SH       SOLE       N/A         128,000
Triquint Semiconductor       NOTE 4.000% 3/2007  89674KAB9    4,919  5,000,000 PRN      SOLE       N/A       5,000,000
Wolverine Tube Inc           COMMON              978093102      918    250,000 SH       SOLE       N/A         250,000